Property and Equipment - Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010
Property, Plant, and Equipment Disclosure [Line Items]
Cost of real estate for federal income tax purposes		$ 9,957
Non-cash impairment charges	97
Depreciation And Amortization
Property, Plant, and Equipment Disclosure [Line Items]
Non-cash impairment charges	20
Income Loss From Discontinued Operations Net Of Tax
Property, Plant, and Equipment Disclosure [Line Items]
Non-cash impairment charges	$ 77